Equity Equity, Earnings Per Unit (Details) $ / shares in Units, shares in Millions, $ in Millions		9 Months Ended			12 Months Ended
		Sep. 30, 2017 USD ($) $ / shares shares		Sep. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)
Net earnings	[1]	$ 314.0	[2]	$ 242.0
Special allocations of net earnings (“Special Allocations”) (a)	[3]	(1.0)		(2.0)
Net earnings, including Special Allocations		315.0		244.0
Distributions greater than earnings		$ 173.0		$ 118.0
Common units - basic | shares	[1]	107.0		96.7
Common units - diluted | shares	[1]	107.1		96.8
Common - basic | $ / shares	[1]	$ 2.05		$ 1.58
Common - diluted | $ / shares	[1]	$ 2.05		$ 1.58
Incentive Distribution, Distribution Split Marginal Percentage		50.00%
Incentive Distribution, Minimum Distribution Level | $ / shares		0.3881
Incentive Distribution, Distribution		$ 38.0			$ 12.5
Net Income (Loss) Attributable To Predecessors	[1]	15.0		$ (21.0)
Common
Special allocations of net earnings (“Special Allocations”) (a)	[3]	(1.0)		(2.0)
Limited partners’ distributions on common units	[4]	(407.0)		(250.0)
Distributions greater than earnings		186.0		95.0
Participating Securities, Distributed and Undistributed Earnings (Loss), Basic		220.0		153.0
Net Income (Loss) Attributable To Predecessors		0.0
General Partner
General partner’s distributions		(6.0)		(7.0)
General partner’s IDRs (b)	[5]	(75.0)		(105.0)
Distributions greater than earnings	[6]	13.0		(23.0)
Participating Securities, Distributed and Undistributed Earnings (Loss), Basic		94.0		$ 89.0
Net Income (Loss) Attributable To Predecessors		$ 0.0

[1]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[2]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[3]	Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions fully allocated to the general partner and any special allocations. The adjustment reflects the special allocation to common units held by TLGP for the interest incurred in connection with borrowings on the Dropdown Credit Facility in lieu of using all cash on hand to fund the Alaska Storage and Terminalling Assets acquisition.
[4]	istributions of earnings for limited partners’ common units is net of a $12.5 million waiver from Andeavor in connection with the WNRL Merger for the nine months ended September 30, 2017.
[5]	IDRs entitled the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.3881 per unit per quarter. The amount above reflects earnings distributed to our general partner net of $38 million of IDRs waived by TLGP for the nine months ended September 30, 2017. See Note 11 of our Annual Report on Form 10-K for the year ended December 31, 2016 and Note 1 for further discussion related to IDRs.
[6]	We have revised the historical allocation of general partner earnings to include the Predecessors’ gains of $15 million for the nine months ended September 30, 2017 and Predecessors’ losses of $21 million for the nine months ended September 30, 2016.